Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Income Taxes [Line Items]
Operating loss carry-forward	$ 654,000
Operating loss carry-forward expriation period	2028
Income tax rate	34.00%